STOCKHOLDERS' EQUITY (Details Textual) (USD $)	1 Months Ended	9 Months Ended				3 Months Ended							9 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended		1 Months Ended																			9 Months Ended	1 Months Ended
	Sep. 28, 2010	Sep. 30, 2012	Dec. 31, 2011	Sep. 28, 2010 Stock Option and Incentive Plan 2010 [Member]	Dec. 31, 2011 Investor Warrants [Member]	Jun. 30, 2011 Private Placement [Member]	Jun. 30, 2011 Securities Purchase Agreements, Investor [Member]	Jun. 30, 2011 Securities Purchase Agreements, Investor Warrants [Member]	Jun. 30, 2011 Placement Agent Additional Warrants [Member]	Dec. 31, 2011 Placement Agent1 [Member]	Jun. 30, 2011 Placement Agent Warrants [Member]	Dec. 31, 2011 Placement Agent2 [Member]	Sep. 30, 2012 Acueity Warrants [Member]	Sep. 30, 2012 Subsequent Event [Member]	Apr. 30, 2009 Chief Executive Officer [Member]	Dec. 31, 2010 Chief Executive Officer [Member]	Jul. 28, 2009 Director [Member]	Sep. 28, 2010 Prior to Reverse Share Split [Member] Stock Option and Incentive Plan 2010 [Member]	Apr. 30, 2009 Prior to Reverse Share Split [Member] Chief Executive Officer [Member]	Jul. 28, 2009 Prior to Reverse Share Split [Member] Director [Member]	Dec. 28, 2009 Ensisheim Partners Llc [Member]	Apr. 30, 2009 Ensisheim Partners Llc [Member]	Dec. 28, 2009 Ensisheim Partners Llc [Member] Prior to Reverse Share Split [Member]	Apr. 30, 2009 Ensisheim Partners Llc [Member] Prior to Reverse Share Split [Member]	Apr. 30, 2009 Manistee Ventures Llc [Member]	Apr. 30, 2009 Manistee Ventures Llc [Member] Prior to Reverse Share Split [Member]	Jan. 21, 2010 Forty-Four Investors [Member] Numbers	Jan. 21, 2010 Forty-Four Investors [Member] Prior to Reverse Share Split [Member]	Jan. 21, 2010 Servicer [Member]	Jan. 21, 2010 Servicer [Member] Prior to Reverse Share Split [Member]	Jan. 21, 2010 Shareholder [Member] Numbers	Sep. 28, 2010 Shareholder [Member] Prior to Reverse Share Split [Member]	Jan. 21, 2010 Shareholder [Member] Prior to Reverse Share Split [Member]	Jan. 23, 2010 Investor [Member]	Jan. 23, 2010 Investor [Member] Prior to Reverse Share Split [Member]	Apr. 27, 2010 Website Development Services [Member]	Apr. 27, 2010 Website Development Services [Member] Prior to Reverse Share Split [Member]	Sep. 30, 2012 Shareholders of Acueity [Member]	Sep. 01, 2011 Employees and Officers [Member] Incentive Stock Options Under 2010 Plan [Member]
Total Shares Authorized		85,000,000	85,000,000
Common Stock, Shares Authorized		75,000,000	75,000,000
Common Stock, Par or Stated Value Per Share		$ 0.001	$ 0.001
Preferred Stock, Shares Authorized		10,000,000	10,000,000
Preferred Stock, Par or Stated Value Per Share		$ 0.001	$ 0.001
Stockholders' Equity, Reverse Stock Split	1-for-2.26332
Stock Issued During Period, Shares, Issued for Cash															883,662		39,765		2,000,000	90,000	883,658	1,767,316	2,000,000	4,000,000	1,325,487	3,000,000	866,007	1,960,000			13,255		30,000	35,346	80,000
Stock Issued During Period, Value, Issued for Cash															$ 12,000		$ 540				$ 100,000	$ 24,000			$ 18,000		$ 98,000				$ 6,000			$ 4,000
Equity Issuance, Per Share Amount															$ 0.014		$ 0.014		$ 0.006	$ 0.006	$ 0.11	$ 0.014	$ 0.05	$ 0.006	$ 0.014	$ 0.006	$ 0.11	$ 0.05	$ 0.11	$ 0.05	$ 0.11		$ 0.05	$ 0.11	$ 0.05			$ 5.00
Number of Investors																											44				1
Stock Issued During Period, Shares, New Issues													862,500	800,000															132,549	300,000
Stock Issued During Period, Value, New Issues																													15,000									4,312,500
Additional Stock Issued During Period Shares Issued For Cash																															53,020	120,000
Stock Issued During Period, Shares, Issued for Services																																				13,256	30,000
Stock Issued During Period, Value, Issued for Services																																				50,000
Stock Issued During Period, Shares, Acquisitions		862,500																																				862,500
Sale of Stock, Number of Shares Issued in Transaction							5,256,800
Class of Warrant or Right, Number of Securities Called by Warrants or Rights								5,256,800	788,520		788,520		325,000
Sale of Stock, Price Per Share							$ 1.25
Proceeds from Issuance of Private Placement						6,571,000
Cash Fee Equals to Percentage of Gross Proceeds from Sale of Common Stock and Warrants						10.00%
Percentage of Non-Accountable Expense Allowance						3.00%
Fees and Commissions, Other						857,230
Exercise Price of Common Stock									$ 1.25		$ 1.60		$ 5.00
Fair Value of Warrants (in dollars per warrant)					$ 0.344					$ 0.290		$ 0.339	$ 2.3457
Warrants and Rights Outstanding					1,808,025					228,712		267,164	762,353
Initial Fair Value of Warrants									$ 495,876
Common Stock, Capital Shares Reserved for Future Issuance				1,000,000														2,263,320
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		19,757														250,000																							219,000